NATIONWIDE VL

SEPARATE

ACCOUNT-D

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-D:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VL Separate Account-D (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. – AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) – Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) – International Fund: Class 2 (AMVI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust – Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class (FOS)

INVESCO INVESTMENTS

Invesco – Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco – Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco – Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco – V.I. Global Fund: Series I (OVGS) (1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust – JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series – Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LEGG MASON

Legg Mason Partners Variable Equity Trust – ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust – MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II – MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust – NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust – NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust – NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Company Fund: Class I (SCF)

PIMCO FUNDS

PIMCO Variable Insurance Trust – Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust – Total Return Portfolio: Administrative Class (PMVTRA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio: II (TREI2)

2

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 14, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG) (1)

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from January 21, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX))

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 13, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
AMVGR2	32,835	3,161,772	4,146,460	5	4,146,465	-	4,146,465
AMVI2	8,509	165,234	192,307	8	192,315	-	192,315
DSIF	126,456	7,315,257	9,839,544	22	9,839,566	-	9,839,566
DWVSVS	23,766	973,511	1,075,632	17	1,075,649	-	1,075,649
FF20S	16,440	252,334	252,680	6	252,686	-	252,686
FF30S	177,210	2,955,283	3,168,515	4	3,168,519	-	3,168,519
FF40S	50,325	1,303,422	1,457,915	2	1,457,917	-	1,457,917
FIGBS	54,416	718,833	717,199	6	717,205	-	717,205
FIP	6,613	2,425,354	3,096,441	3	3,096,444	-	3,096,444
AVIE	51,360	2,008,837	2,126,825	25	2,126,850	-	2,126,850
OVAG	12,028	1,395,590	1,378,757	40	1,378,797	-	1,378,797
OVGS	37,718	1,680,681	2,158,234	31	2,158,265	-	2,158,265
SBVSG	33,771	1,352,708	1,226,551	25	1,226,576	-	1,226,576
MV3MVS	54,922	567,472	601,397	4	601,401	-	601,401
MVIVSC	133,669	4,106,100	4,940,393	8	4,940,401	-	4,940,401
MCIF	121,082	2,746,905	3,350,332	28	3,350,360	-	3,350,360
NVIX	28,065	314,357	314,334	5	314,339	-	314,339
SAM	8,629,959	8,629,959	8,629,959	37	8,629,996	-	8,629,996
PMVRRA	52,301	706,775	731,696	44	731,740	-	731,740
PMVTRA	285,787	3,207,388	3,075,072	99	3,075,171	-	3,075,171
TREI2	75,368	1,940,092	2,254,269	32	2,254,301	-	2,254,301

Total (unaudited)			$54,734,512	$451	$54,734,963	$-	$54,734,963

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVSVA	ACVIP1	AMVGR2	AMVI2	DSIF	DWVSVS	FF20S
Reinvested dividends	$417,387	-	2,241	8,117	4,888	94,934	5,490	5,090
Mortality and expense risk charges (note 3)	(118,077)	(519)	(80)	(9,380)	(515)	(20,095)	(2,788)	(1,315)

Net investment income (loss)	299,310	(519)	2,161	(1,263)	4,373	74,839	2,702	3,775

Realized gain (loss) on investments	2,644,540	133,708	7,705	738,576	8,742	186,646	322,559	149,088
Change in unrealized gain (loss) on investments	1,462,847	16,587	(3,703)	(420,958)	(15,723)	1,361,892	(40,441)	(88,131)

Net gain (loss) on investments	4,107,387	150,295	4,002	317,618	(6,981)	1,548,538	282,118	60,957

Reinvested capital gains	1,988,045	-	-	441,490	-	337,181	-	46,823

Net increase (decrease) in contract owners’ equity resulting from operations	$6,394,742	149,776	6,163	757,845	(2,608)	1,960,558	284,820	111,555

Investment Activity*:	FF30S	FF40S	FFINS	FIGBS	FIP	FMCS	ACGI	AVIE
Reinvested dividends	$29,436	11,293	1	16,299	30,991	-	-	26,719
Mortality and expense risk charges (note 3)	(2,069)	(984)	(12)	(2,195)	(2,193)	(626)	(282)	(4,930)

Net investment income (loss)	27,367	10,309	(11)	14,104	28,798	(626)	(282)	21,789

Realized gain (loss) on investments	3,834	5,802	454	33,731	12,080	204,682	39,532	38,083
Change in unrealized gain (loss) on investments	105,881	87,681	(11)	(77,079)	485,946	(107,860)	10,879	(94,181)

Net gain (loss) on investments	109,715	93,483	443	(43,348)	498,026	96,822	50,411	(56,098)

Reinvested capital gains	73,070	37,413	90	20,638	12,945	2,335	-	141,106

Net increase (decrease) in contract owners’ equity resulting from operations	$210,152	141,205	522	(8,606)	539,769	98,531	50,129	106,797

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OVAG	OVGS	JPMMV1	JAMGS	SBVSG	MV3MVS	MVFIC	MVIVSC
Reinvested dividends	$-	-	20	2	-	3,532	-	6,369
Mortality and expense risk charges (note 3)	(1,411)	(4,972)	(3)	(2)	(3,574)	(841)	(8)	(10,551)

Net investment income (loss)	(1,411)	(4,972)	17	-	(3,574)	2,691	(8)	(4,182)

Realized gain (loss) on investments	3,342	37,450	630	203	393,559	165	1,543	149,347
Change in unrealized gain (loss) on investments	(16,833)	135,376	(367)	(201)	(405,001)	33,925	(613)	151,249

Net gain (loss) on investments	(13,491)	172,826	263	2	(11,442)	34,090	930	300,596

Reinvested capital gains	139,472	103,836	111	74	156,345	3,393	-	123,489

Net increase (decrease) in contract owners’ equity resulting from operations	$124,570	271,690	391	76	141,329	40,174	922	419,903

Investment Activity*:	MCIF	NVBX	NVIX	SAM	SAM5	PMVRRA	PMVTRA	TREI2
Reinvested dividends	$37,955	-	7,903	3	-	37,505	58,876	29,723
Mortality and expense risk charges (note 3)	(6,890)	(270)	(147)	(25,219)	(946)	(1,950)	(7,960)	(5,350)

Net investment income (loss)	31,065	(270)	7,756	(25,216)	(946)	35,555	50,916	24,373

Realized gain (loss) on investments	(5,156)	(10,124)	73	-	-	50,776	45,607	91,903
Change in unrealized gain (loss) on investments	498,836	7,365	(23)	-	-	(46,401)	(280,952)	165,708

Net gain (loss) on investments	493,680	(2,759)	50	-	-	4,375	(235,345)	257,611

Reinvested capital gains	54,515	-	-	-	-	-	136,264	157,455

Net increase (decrease) in contract owners’ equity resulting from operations	$579,260	(3,029)	7,806	(25,216)	(946)	39,930	(48,165)	439,439

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVSVA		ACVIP1		AMVGR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$299,310	330,400	(519)	2,947	2,161	914	(1,263)	2,350
Realized gain (loss) on investments	2,644,540	(322,504)	133,708	(26,182)	7,705	56	738,576	180,817
Change in unrealized gain (loss) on investments	1,462,847	4,033,245	16,587	24,876	(3,703)	3,703	(420,958)	1,224,315
Reinvested capital gains	1,988,045	961,519	-	17,655	-	-	441,490	88,157

Net increase (decrease) in contract owners’ equity resulting from operations	6,394,742	5,002,660	149,776	19,296	6,163	4,673	757,845	1,495,639

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	30	46	5	-	-	-	-	33
Transfers between funds	-	-	(580,168)	(5,400)	(103,671)	96,714	(825,420)	(1,039,562)
Surrenders (notes 2, 3, 4, 5 and 6)	(630,286)	(565,725)	(2,002)	(3,033)	(2,560)	(1,319)	(30,890)	(29,929)
Adjustments to maintain reserves	318	319	10	(9)	4	(4)	18	(13)

Net equity transactions	(629,938)	(565,360)	(582,155)	(8,442)	(106,227)	95,391	(856,292)	(1,069,471)

Net change in contract owners’ equity	5,764,804	4,437,300	(432,379)	10,854	(100,064)	100,064	(98,447)	426,168
Contract owners’ equity at beginning of period	48,970,159	44,532,859	432,379	421,525	100,064	-	4,244,912	3,818,744

Contract owners’ equity at end of period	$54,734,963	48,970,159	-	432,379	-	100,064	4,146,465	4,244,912

CHANGE IN UNITS:
Beginning units	2,226,813	2,048,870	15,497	15,578	8,529	-	85,648	116,884
Units purchased	471,114	982,194	1,370	491	997	8,644	-	2,831
Units surrendered	(700,773)	(804,251)	(16,867)	(572)	(9,526)	(115)	(16,895)	(34,067)

Ending units	1,997,154	2,226,813	-	15,497	-	8,529	68,753	85,648

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVI2		DSIF		DWVSVS		FF20S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,373	764	74,839	78,512	2,702	6,449	3,775	9,611
Realized gain (loss) on investments	8,742	1,211	186,646	164,427	322,559	(250,678)	149,088	2,623
Change in unrealized gain (loss) on investments	(15,723)	38,072	1,361,892	258,458	(40,441)	190,423	(88,131)	88,476
Reinvested capital gains	-	-	337,181	398,241	-	47,225	46,823	3,075

Net increase (decrease) in contract owners’ equity resulting from operations	(2,608)	40,047	1,960,558	899,638	284,820	(6,581)	111,555	103,785

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(37,135)	152,851	1,355,246	(498,666)	34,304	(167,640)	(761,187)	849,928
Surrenders (notes 2, 3, 4, 5 and 6)	(3,134)	(1,409)	(66,160)	(48,569)	(8,947)	(6,016)	(39,632)	(11,770)
Adjustments to maintain reserves	12	-	18	26	2	21	(1)	8

Net equity transactions	(40,257)	151,442	1,289,104	(547,209)	25,359	(173,635)	(800,820)	838,166

Net change in contract owners’ equity	(42,865)	191,489	3,249,662	352,429	310,179	(180,216)	(689,265)	941,951
Contract owners’ equity at beginning of period	235,180	43,691	6,589,904	6,237,475	765,470	945,686	941,951	-

Contract owners’ equity at end of period	$192,315	235,180	9,839,566	6,589,904	1,075,649	765,470	252,686	941,951

CHANGE IN UNITS:
Beginning units	11,188	2,363	160,179	178,468	38,297	46,168	83,407	-
Units purchased	-	8,905	27,963	2,227	4,868	-	11,075	84,528
Units surrendered	(1,877)	(80)	(1,425)	(20,516)	(2,908)	(7,871)	(74,022)	(1,121)

Ending units	9,311	11,188	186,717	160,179	40,257	38,297	20,460	83,407

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF30S		FF40S		FFINS		FIGBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$27,367	9,446	10,309	3,539	(11)	(10)	14,104	16,009
Realized gain (loss) on investments	3,834	551	5,802	3,321	454	1,250	33,731	20,960
Change in unrealized gain (loss) on investments	105,881	107,351	87,681	66,813	(11)	11	(77,079)	39,811
Reinvested capital gains	73,070	3,627	37,413	2,633	90	-	20,638	343

Net increase (decrease) in contract owners’ equity resulting from operations	210,152	120,975	141,205	76,306	522	1,251	(8,606)	77,123

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	2,038,327	869,413	855,487	418,776	(1,735)	671	(110,819)	(170,188)
Surrenders (notes 2, 3, 4, 5 and 6)	(60,502)	(9,850)	(28,777)	(5,081)	(365)	(343)	(12,390)	(13,790)
Adjustments to maintain reserves	5	(1)	(1)	2	(3)	2	(2)	(2)

Net equity transactions	1,977,830	859,562	826,709	413,697	(2,103)	330	(123,211)	(183,980)

Net change in contract owners’ equity	2,187,982	980,537	967,914	490,003	(1,581)	1,581	(131,817)	(106,857)
Contract owners’ equity at beginning of period	980,537	-	490,003	-	1,581	-	849,022	955,879

Contract owners’ equity at end of period	$3,168,519	980,537	1,457,917	490,003	-	1,581	717,205	849,022

CHANGE IN UNITS:
Beginning units	84,330	-	40,370	-	149	-	35,456	43,504
Units purchased	163,535	85,255	63,934	40,839	578	627	2,483	-
Units surrendered	(4,836)	(925)	(2,138)	(469)	(727)	(478)	(7,694)	(8,048)

Ending units	243,029	84,330	102,166	40,370	-	149	30,245	35,456

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FIP		FMCS		ACGI		AVIE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$28,798	16,412	(626)	1,754	(282)	4,743	21,789	32,805
Realized gain (loss) on investments	12,080	1,629	204,682	(13,389)	39,532	(302)	38,083	40,597
Change in unrealized gain (loss) on investments	485,946	185,141	(107,860)	123,256	10,879	(3,834)	(94,181)	85,296
Reinvested capital gains	12,945	66	2,335	-	-	3,912	141,106	35,718

Net increase (decrease) in contract owners’ equity resulting from operations	539,769	203,248	98,531	111,621	50,129	4,519	106,797	194,416

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6	-	8	-	2	-	-	-
Transfers between funds	1,219,605	1,214,307	(812,265)	53,469	(318,273)	1,033	227,374	(233,844)
Surrenders (notes 2, 3, 4, 5 and 6)	(64,504)	(15,985)	(2,493)	(4,480)	(1,042)	(1,901)	(16,989)	(14,367)
Adjustments to maintain reserves	11	(13)	37	(44)	(1)	3	17	3

Net equity transactions	1,155,118	1,198,309	(814,713)	48,945	(319,314)	(865)	210,402	(248,208)

Net change in contract owners’ equity	1,694,887	1,401,557	(716,182)	160,566	(269,185)	3,654	317,199	(53,792)
Contract owners’ equity at beginning of period	1,401,557	-	716,182	555,616	269,185	265,531	1,809,651	1,863,443

Contract owners’ equity at end of period	$3,096,444	1,401,557	-	716,182	-	269,185	2,126,850	1,809,651

CHANGE IN UNITS:
Beginning units	27,956	-	7,384	6,745	10,971	11,021	52,210	61,133
Units purchased	21,258	28,305	-	698	-	43	7,131	461
Units surrendered	(1,130)	(349)	(7,384)	(59)	(10,971)	(93)	(1,247)	(9,384)

Ending units	48,084	27,956	-	7,384	-	10,971	58,094	52,210

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVAG		OVGS		JPMMV1		JAMGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,411)	-	(4,972)	5,788	17	165	-	(12)
Realized gain (loss) on investments	3,342	-	37,450	(197,815)	630	(1,039)	203	1,853
Change in unrealized gain (loss) on investments	(16,833)	-	135,376	400,713	(367)	(753)	(201)	(1,836)
Reinvested capital gains	139,472	-	103,836	49,140	111	763	74	557

Net increase (decrease) in contract owners’ equity resulting from operations	124,570	-	271,690	257,826	391	(864)	76	562

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	4	-
Transfers between funds	1,258,819	-	358,978	(402,135)	(2,128)	(9,858)	(968)	(7,968)
Surrenders (notes 2, 3, 4, 5 and 6)	(4,633)	-	(14,787)	(11,331)	(20)	(120)	(6)	(80)
Adjustments to maintain reserves	41	-	53	(35)	19	(8)	4	(5)

Net equity transactions	1,254,227	-	344,244	(413,501)	(2,129)	(9,986)	(966)	(8,053)

Net change in contract owners’ equity	1,378,797	-	615,934	(155,675)	(1,738)	(10,850)	(890)	(7,491)
Contract owners’ equity at beginning of period	-	-	1,542,331	1,698,006	1,738	12,588	890	8,381

Contract owners’ equity at end of period	$1,378,797	-	2,158,265	1,542,331	-	1,738	-	890

CHANGE IN UNITS:
Beginning units	-	-	29,776	41,737	44	319	36	403
Units purchased	17,467	-	6,653	-	-	-	-	3
Units surrendered	(60)	-	(260)	(11,961)	(44)	(275)	(36)	(370)

Ending units	17,407	-	36,169	29,776	-	44	-	36

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBVSG		MV3MVS		MVFIC		MVIVSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,574)	(2,600)	2,691	-	(8)	(227)	(4,182)	15,749
Realized gain (loss) on investments	393,559	(77,106)	165	-	1,543	14,154	149,347	253,763
Change in unrealized gain (loss) on investments	(405,001)	336,905	33,925	-	(613)	(28,465)	151,249	220,233
Reinvested capital gains	156,345	86,043	3,393	-	-	235	123,489	62,644

Net increase (decrease) in contract owners’ equity resulting from operations	141,329	343,242	40,174	-	922	(14,303)	419,903	552,389

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	5	-	-	21
Transfers between funds	(202,083)	(174,527)	563,910	-	(6,806)	(227,990)	943,279	(513,119)
Surrenders (notes 2, 3, 4, 5 and 6)	(11,626)	(8,544)	(2,687)	-	(58)	(2,113)	(33,785)	(27,085)
Adjustments to maintain reserves	23	(3)	4	-	3	(24)	(7)	19

Net equity transactions	(213,686)	(183,074)	561,227	-	(6,856)	(230,127)	909,487	(540,164)

Net change in contract owners’ equity	(72,357)	160,168	601,401	-	(5,934)	(244,430)	1,329,390	12,225
Contract owners’ equity at beginning of period	1,298,933	1,138,765	-	-	5,934	250,364	3,611,011	3,598,786

Contract owners’ equity at end of period	$1,226,576	1,298,933	601,401	-	-	5,934	4,940,401	3,611,011

CHANGE IN UNITS:
Beginning units	41,312	51,757	-	-	145	6,315	121,881	145,648
Units purchased	15,650	-	40,827	-	-	-	30,812	378
Units surrendered	(22,233)	(10,445)	(194)	-	(145)	(6,170)	(1,102)	(24,145)

Ending units	34,729	41,312	40,633	-	-	145	151,591	121,881

See accompanying notes to financial statements

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MCIF		NVBX		NVIX		SAM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$31,065	17,883	(270)	9,402	7,756	-	(25,216)	3,533
Realized gain (loss) on investments	(5,156)	(213,264)	(10,124)	326	73	-	-	-
Change in unrealized gain (loss) on investments	498,836	342,226	7,365	(7,365)	(23)	-	-	-
Reinvested capital gains	54,515	94,454	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	579,260	241,299	(3,029)	2,363	7,806	-	(25,216)	3,533

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	(1)
Transfers between funds	507,018	(71,750)	(443,006)	458,513	310,634	-	(2,019,854)	(1,023,832)
Surrenders (notes 2, 3, 4, 5 and 6)	(26,931)	(15,815)	(9,052)	(5,789)	(4,107)	-	(100,968)	(191,534)
Adjustments to maintain reserves	(4)	(16)	(5)	5	6	-	15	73

Net equity transactions	480,083	(87,581)	(452,063)	452,729	306,533	-	(2,120,807)	(1,215,294)

Net change in contract owners’ equity	1,059,343	153,718	(455,092)	455,092	314,339	-	(2,146,023)	(1,211,761)
Contract owners’ equity at beginning of period	2,291,017	2,137,299	455,092	-	-	-	10,776,019	11,987,780

Contract owners’ equity at end of period	$3,350,360	2,291,017	-	455,092	314,339	-	8,629,996	10,776,019

CHANGE IN UNITS:
Beginning units	32,070	34,002	36,459	-	-	-	807,185	946,476
Units purchased	7,795	20	2,192	42,599	22,344	-	-	337,891
Units surrendered	(351)	(1,952)	(38,651)	(6,140)	(293)	-	(159,132)	(477,182)

Ending units	39,514	32,070	-	36,459	22,051	-	648,053	807,185

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SAM5		PMVRRA		PMVTRA		TREI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(946)	(1,805)	35,555	10,752	50,916	60,326	24,373	25,913
Realized gain (loss) on investments	-	-	50,776	44,603	45,607	81,749	91,903	(321,204)
Change in unrealized gain (loss) on investments	-	-	(46,401)	48,513	(280,952)	86,766	165,708	216,693
Reinvested capital gains	-	-	-	-	136,264	33,538	157,455	31,698

Net increase (decrease) in contract owners’ equity resulting from operations	(946)	(1,805)	39,930	103,868	(48,165)	262,379	439,439	(46,900)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(3,455,109)	3,543,740	(199,545)	(187,110)	(83,709)	(719,874)	290,900	(215,397)
Surrenders (notes 2, 3, 4, 5 and 6)	(33,770)	(52,106)	(5,954)	(7,548)	(25,737)	(25,319)	(15,778)	(11,609)
Adjustments to maintain reserves	(3)	(1)	(4)	73	12	275	35	(10)

Net equity transactions	(3,488,882)	3,491,633	(205,503)	(194,585)	(109,434)	(744,918)	275,157	(227,016)

Net change in contract owners’ equity	(3,489,828)	3,489,828	(165,573)	(90,717)	(157,599)	(482,539)	714,596	(273,916)
Contract owners’ equity at beginning of period	3,489,828	-	897,313	988,030	3,232,770	3,715,309	1,539,705	1,813,621

Contract owners’ equity at end of period	$-	3,489,828	731,740	897,313	3,075,171	3,232,770	2,254,301	1,539,705

CHANGE IN UNITS:
Beginning units	291,056	-	35,304	43,319	129,416	161,194	40,558	48,110
Units purchased	-	333,689	-	-	11,115	3,133	11,067	-
Units surrendered	(291,056)	(42,633)	(7,959)	(8,015)	(15,527)	(34,911)	(4,083)	(7,552)

Ending units	-	291,056	27,345	35,304	125,004	129,416	47,542	40,558

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBVI		DQBP		AVGI		FOS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	(24)	-	364	-	(389)	-	(141)
Realized gain (loss) on investments	-	(4,589)	-	1,933	-	(21,502)	-	15,467
Change in unrealized gain (loss) on investments	-	(2,611)	-	(745)	-	(10,720)	-	(23,455)
Reinvested capital gains	-	648	-	-	-	1	-	1,145

Net increase (decrease) in contract owners’ equity resulting from operations	-	(6,576)	-	1,552	-	(32,610)	-	(6,984)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	(7)	-	-	-	-
Transfers between funds	-	(43,226)	-	(64,250)	-	(705,125)	-	(260,323)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(869)	-	(710)	-	(13,781)	-	(5,025)
Adjustments to maintain reserves	-	5	-	4	-	1	-	(5)

Net equity transactions	-	(44,090)	-	(64,963)	-	(718,905)	-	(265,353)

Net change in contract owners’ equity	-	(50,666)	-	(63,411)	-	(751,515)	-	(272,337)
Contract owners’ equity at beginning of period	-	50,666	-	63,411	-	751,515	-	272,337

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	1,432	-	3,283	-	30,077	-	9,842
Units purchased	-	-	-	195	-	-	-	126
Units surrendered	-	(1,432)	-	(3,478)	-	(30,077)	-	(9,968)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF		GVIDM		SCF		NVOLG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	(183)	-	(181)	-	(41)	-	(117)
Realized gain (loss) on investments	-	16,778	-	(10,481)	-	(13,312)	-	(19,709)
Change in unrealized gain (loss) on investments	-	3,263	-	2,011	-	1,132	-	18,572
Reinvested capital gains	-	-	-	-	-	-	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	-	19,858	-	(8,651)	-	(12,221)	-	(1,253)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	(339,546)	-	(338,525)	-	(64,552)	-	(175,008)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(6,536)	-	(6,430)	-	(1,444)	-	(4,095)
Adjustments to maintain reserves	-	6	-	(11)	-	(9)	-	6

Net equity transactions	-	(346,076)	-	(344,966)	-	(66,005)	-	(179,097)

Net change in contract owners’ equity	-	(326,218)	-	(353,617)	-	(78,226)	-	(180,350)
Contract owners’ equity at beginning of period	-	326,218	-	353,617	-	78,226	-	180,350

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	18,089	-	13,058	-	1,869	-	10,076
Units purchased	-	-	-	-	-	115	-	191
Units surrendered	-	(18,089)	-	(13,058)	-	(1,984)	-	(10,267)

Ending units	-	-	-	-	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)*

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)*

American Funds Insurance Series(R) - Global Growth Fund: Class 2 (AMVGG2)*

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)*

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)*

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)*

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)*

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)*

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class II (MLVLV2)*

BlackRock Variable Series Funds, Inc. - BlackRock Advantage SMID Cap V.I. Fund: Class II (MLVSV2)*

BlackRock Variable Series Funds, Inc. - BlackRock S&P 500 Index V.I. Fund: Class II (MLVX52)*

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)*

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)*

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)*

Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio (CVSRMC)*

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)*

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A (BISCI)*

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)*

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)*

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)*

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)*

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)*

Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)*

Goldman Sachs Variable Insurance Trust - Goldman Sachs International Equity Insights Fund: Institutional Shares (GVIE)*

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)*

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)*

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)*

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)*

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)*

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)*

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)*

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)*

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)*

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)*

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)*

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)*

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)*

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)*

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)*

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)*

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)*

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

LEGG MASON

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)*

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)*

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)*

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)*

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)*

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)*

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)*

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)*

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)*

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)*

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)*

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)*

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)*

MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)*

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)*

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)*

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)*

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)*

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)*

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)*

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)*

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)*

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)*

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)*

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)*

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)*

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)*

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)*

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)*

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)*

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)*

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)*

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)*

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)*

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)*

*	At December 31, 2021, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	5/14/2021
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	5/14/2021
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)	1/21/2021
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	7/13/2020
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	7/13/2020
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)	7/13/2020
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)	7/13/2020
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)	7/13/2020
BNY Mellon Variable Investment Fund - Quality Bond Portfolio: Initial Shares (DQBP)		8/6/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
MLVSV2	BlackRock Variable Series Funds, Inc. - BlackRock Advantage SMID Cap V.I. Fund: Class II	BlackRock Variable Series Funds, Inc. - BlackRock Advantage U.S. Total Market V.I. Fund: Class II	2/9/2021
AVMCCI	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGR	Invesco - Invesco V.I. Capital Appreciation Fund: Series I	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
WRSCP	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	7/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NJNDE2	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II	5/1/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust—Global Hard Assets Fund: Initial Class	5/1/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.10% - 0.75% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	Up to 9.0% of each premium payment
Cost of Insurance Charges - assessed through a surrender of units	$0.03 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$5 - $10 per policy, per month
Policy Loan Interest Charge - assessed through a surrender of units	Up to 3.75% of an outstanding policy loan
Partial Surrender Fee - assessed through a surrender of units	$0 - $25
Rider Charges - annualized and assessed through a surrender of units
Additional (insurance) Protection Rider Charge	$0.01 - $83.33 per month per $1,000 of additional protection

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For corporate flexible premium policies, the Company deducts a charge related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate exists for corporate flexible premium policies and is 0.20% for all policy years. These charges are assessed through a reduction in the unit value. For policies issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, there were no transfers into or out of the Separate Account from the fixed account.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$54,734,512	$-	$-	$54,734,512

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVSVA	141,174	723,859
ACVIP1	87,269	191,339
AMVGR2	1,440,793	1,856,876
AMVI2	4,888	40,785
DSIF	2,536,055	834,948
DWVSVS	1,167,771	1,139,712
FF20S	1,224,219	1,974,440
FF30S	2,101,790	23,527
FF40S	901,164	26,732
FFINS	33,437	35,459
FIGBS	338,416	426,884
FIP	1,261,512	64,668
FMCS	135,825	948,866
ACGI	1,364	320,959
AVIE	562,430	189,149
OVAG	1,424,688	32,440
OVGS	615,815	172,759
JPMMV1	254	2,273
JAMGS	76	971
SBVSG	1,651,187	1,712,123
MV3MVS	576,293	8,986
MVFIC	162	7,029
MVIVSC	1,599,576	570,777
MCIF	1,149,020	583,354
NVBX	154,740	607,068
NVIX	315,809	1,525
SAM	4,511,165	6,657,203
SAM5	165,969	3,655,795
PMVRRA	282,007	451,951
PMVTRA	1,532,089	1,454,356
TREI2	913,317	456,368

	$26,830,274	$25,173,181

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.25%	15,497	27.90	432,379	1.06%	3.11%	to	3.11%
2019	0.25%	15,578	27.06	421,525	0.59%	19.80%	to	19.80%
2018	0.25%	15,396	22.59	347,756	0.47%	-15.24%	to	-15.24%
2017	0.25%	22,426	26.65	597,639	0.55%	12.87%	to	12.87%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.10%	8,529	11.73	100,064	2.06%	9.70%	to	9.70%
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
2021	0.25%	68,753	60.31	4,146,465	0.22%	21.68%	to	21.68%
2020	0.25%	85,648	49.56	4,244,912	0.32%	51.70%	to	51.70%
2019	0.25%	116,884	32.67	3,818,744	0.76%	30.45%	to	30.45%
2018	0.25%	114,197	25.05	2,860,135	0.44%	-0.50%	to	-0.50%
2017	0.25%	109,398	25.17	2,753,640	0.50%	27.97%	to	27.97%
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
2021	0.25%	9,311	20.65	192,315	2.38%	-1.74%	to	-1.74%
2020	0.25%	11,188	21.02	235,180	0.99%	13.69%	to	13.69%
2019	0.25%	2,363	18.49	43,691	1.47%	22.58%	to	22.58%
2018	0.25%	2,377	15.08	35,856	1.43%	-13.35%	to	-13.35%
2017	0.25%	4,281	17.41	74,526	1.27%	31.82%	to	31.82%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.25%	186,717	52.70	9,839,566	1.18%	28.09%	to	28.09%
2020	0.25%	160,179	41.14	6,589,904	1.60%	17.71%	to	17.71%
2019	0.25%	178,468	34.95	6,237,475	1.75%	30.86%	to	30.86%
2018	0.25%	175,362	26.71	4,683,716	1.66%	-4.87%	to	-4.87%
2017	0.25%	195,395	28.08	5,486,191	1.72%	21.24%	to	21.24%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.25%	40,257	26.72	1,075,649	0.49%	33.68%	to	33.68%
2020	0.25%	38,297	19.99	765,470	1.13%	-2.42%	to	-2.42%
2019	0.25%	46,168	20.48	945,686	0.75%	27.40%	to	27.40%
2018	0.25%	50,369	16.08	809,841	0.59%	-17.15%	to	-17.15%
2017	0.25%	43,164	19.41	837,675	0.69%	11.48%	to	11.48%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2021	0.10%	20,460	12.35	252,686	0.39%	9.36%	to	9.36%
2020	0.10%	83,407	11.29	941,951	1.15%	12.93%	to	12.93	%****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.10%	243,029	13.04	3,168,519	1.41%	12.13%	to	12.13%
2020	0.10%	84,330	11.63	980,537	1.29%	16.27%	to	16.27	%****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)
2021	0.10%	102,166	14.27	1,457,917	1.14%	17.57%	to	17.57%
2020	0.10%	40,370	12.14	490,003	0.96%	21.38%	to	21.38	%****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)
2020	0.10%	149	10.61	1,581	0.00%	6.10%	to	6.10	%****
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.25%	30,245	23.71	717,205	1.86%	-0.97%	to	-0.97%
2020	0.25%	35,456	23.95	849,022	2.06%	8.98%	to	8.98%
2019	0.25%	43,504	21.97	955,879	2.51%	9.31%	to	9.31%
2018	0.25%	50,396	20.10	1,013,028	2.27%	-0.88%	to	-0.88%
2017	0.25%	62,038	20.28	1,258,140	2.27%	3.90%	to	3.90%

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2021	0.10%	48,084	64.40	3,096,444	1.41%	28.45%	to	28.45%
2020	0.10%	27,956	50.13	1,401,557	2.99%	18.12%	to	18.12	%****
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.25%	7,384	96.99	716,182	0.58%	17.74%	to	17.74%
2019	0.25%	6,745	82.37	555,616	0.80%	23.04%	to	23.04%
2018	0.25%	6,954	66.95	465,566	0.59%	-14.85%	to	-14.85%
2017	0.25%	4,417	78.63	347,301	0.66%	20.40%	to	20.40%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2019	0.10%	9,842	27.67	272,337	0.62%	27.55%	to	27.55%
2018	0.25%	49,697	18.42	915,231	0.99%	-15.10%	to	-15.10%
2017	0.25%	88,066	21.69	1,910,253	1.42%	29.78%	to	29.78%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2020	0.25%	10,971	24.54	269,185	2.34%	1.84%	to	1.84%
2019	0.25%	11,021	24.09	265,531	1.94%	24.88%	to	24.88%
2018	0.25%	7,191	19.29	138,739	0.91%	-13.60%	to	-13.60%
2017	0.25%	58,491	22.33	1,306,109	1.59%	14.03%	to	14.03%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2019	0.10%	30,077	24.99	751,515	0.35%	28.84%	to	28.84%
2018	0.25%	107,033	19.03	2,036,702	0.97%	-9.62%	to	-9.62%
2017	0.25%	130,442	21.05	2,746,418	1.08%	12.89%	to	12.89%
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
2021	0.25%	58,094	36.61	2,126,850	1.35%	5.62%	to	5.62%
2020	0.25%	52,210	34.66	1,809,651	2.18%	13.71%	to	13.71%
2019	0.25%	61,133	30.48	1,863,443	1.63%	28.25%	to	28.25%
2018	0.25%	59,446	23.77	1,412,867	2.18%	-15.19%	to	-15.19%
2017	0.25%	54,526	28.02	1,528,023	1.57%	22.70%	to	22.70%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.25%	17,407	79.21	1,378,797	0.00%	18.80%	to	18.80	%****
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.25%	36,169	59.67	2,158,265	0.00%	15.20%	to	15.20%
2020	0.25%	29,776	51.80	1,542,331	0.65%	27.32%	to	27.32%
2019	0.25%	41,737	40.68	1,698,006	0.90%	31.46%	to	31.46%
2018	0.25%	44,009	30.95	1,361,985	1.01%	-13.40%	to	-13.40%
2017	0.25%	50,236	35.74	1,795,209	1.02%	36.32%	to	36.32%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.25%	44	39.51	1,738	2.53%	0.12%	to	0.12%
2019	0.25%	319	39.46	12,588	1.72%	26.44%	to	26.44%
2018	0.25%	319	31.21	9,955	1.04%	-12.06%	to	-12.06%
2017	0.25%	508	35.49	18,027	0.95%	13.48%	to	13.48%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.25%	36	24.72	890	0.00%	18.89%	to	18.89%
2019	0.25%	403	20.80	8,381	0.05%	34.82%	to	34.82%
2018	0.25%	441	15.42	6,802	0.13%	-0.91%	to	-0.91%
2017	0.25%	733	15.57	11,411	0.68%	26.77%	to	26.77%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)
2017	0.25%	33	32.21	1,063	0.62%	13.35%	to	13.35%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2019	0.10%	1,432	35.38	50,666	0.41%	28.75%	to	28.75%
2018	0.25%	13,604	31.25	425,099	1.52%	-9.10%	to	-9.10%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2021	0.25%	34,729	35.32	1,226,576	0.00%	12.33%	to	12.33%
2020	0.25%	41,312	31.44	1,298,933	0.00%	42.90%	to	42.90%
2019	0.25%	51,757	22.00	1,138,765	0.00%	26.56%	to	26.56%
2018	0.25%	65,955	17.39	1,146,643	0.00%	3.18%	to	3.18%
2017	0.25%	47,290	16.85	796,837	0.00%	23.96%	to	23.96%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2021	0.25%	40,633	14.80	601,401	0.66%	30.28%	to	30.28	%****

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2020	0.25%	145	40.92	5,934	0.07%	3.22%	to	3.22%
2019	0.25%	6,315	39.65	250,364	2.08%	29.48%	to	29.48%
2018	0.25%	6,928	30.62	212,136	1.50%	-10.31%	to	-10.31%
2017	0.25%	8,961	34.14	305,935	1.96%	17.36%	to	17.36%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.25%	151,591	32.59	4,940,401	0.15%	10.00%	to	10.00%
2020	0.25%	121,881	29.63	3,611,011	0.73%	19.91%	to	19.91%
2019	0.25%	145,648	24.71	3,598,786	1.49%	25.34%	to	25.34%
2018	0.25%	161,677	19.71	3,187,232	0.96%	-9.95%	to	-9.95%
2017	0.25%	161,579	21.89	3,537,270	1.32%	26.50%	to	26.50%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.10%	18,089	18.03	326,218	4.25%	6.16%	to	6.16%
2018	0.25%	2,846	19.85	56,490	2.02%	-0.30%	to	-0.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.10%	13,058	27.08	353,617	1.26%	17.63%	to	17.63%
2018	0.25%	22,501	22.40	503,944	1.81%	-5.92%	to	-5.92%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.10%to0.25%	39,514	64.28to88.55	3,350,360	1.32%	24.13%	to	23.95%
2020	0.25%	32,070	71.44	2,291,017	1.19%	12.83%	to	12.83%
2019	0.25%	34,002	63.31	2,137,299	1.05%	25.34%	to	25.34%
2018	0.25%	51,376	50.51	2,595,225	1.27%	-11.61%	to	-11.61%
2017	0.25%	60,408	57.15	3,452,128	1.02%	15.49%	to	15.49%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.10%	36,459	12.48	455,092	4.63%	7.09%	to	7.09%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2021	0.10%	22,051	14.26	314,339	5.04%	10.73%	to	10.73	%****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2019	0.10%	10,076	17.90	180,350	0.55%	37.48%	to	37.48%
2018	0.25%	51,912	12.97	673,147	0.82%	-1.52%	to	-1.52%
2017	0.25%	45,940	13.17	604,904	0.53%	26.99%	to	26.99%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.25%	648,053	13.32	8,629,996	0.00%	-0.25%	to	-0.25%
2020	0.25%	807,185	13.35	10,776,019	0.24%	-0.01%	to	-0.01%
2019	0.25%	946,476	13.35	11,987,780	1.71%	1.53%	to	1.53%
2018	0.25%	575,766	13.15	7,571,446	1.32%	1.14%	to	1.14%
2017	0.25%	632,462	13.00	8,223,604	0.42%	0.17%	to	0.17%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2020	0.10%	291,056	11.99	3,489,828	0.00%	0.16%	to	0.16%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.10%	1,869	41.85	78,226	0.01%	25.52%	to	25.52%
2018	0.25%	12,586	48.65	612,359	0.01%	-12.85%	to	-12.85%
2017	0.25%	15,047	55.83	840,069	0.00%	13.20%	to	13.20%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.25%	3,692	51.38	189,689	0.72%	-17.16%	to	-17.16%
2017	0.25%	3,748	62.02	232,459	0.46%	8.79%	to	8.79%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2021	0.25%	27,345	26.76	731,740	4.82%	5.28%	to	5.28%
2020	0.25%	35,304	25.42	897,313	1.42%	11.44%	to	11.44%
2019	0.25%	43,319	22.81	988,030	1.66%	8.16%	to	8.16%
2018	0.25%	36,492	21.09	769,496	2.59%	-2.46%	to	-2.46%
2017	0.25%	30,962	21.62	669,345	2.36%	3.40%	to	3.40%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2021	0.25%	125,004	24.60	3,075,171	1.83%	-1.51%	to	-1.51%
2020	0.10%to0.25%	129,416	25.23to24.98	3,232,770	2.15%	8.53%	to	8.37%
2019	0.25%	161,194	23.05	3,715,309	3.01%	8.08%	to	8.08%
2018	0.25%	118,629	21.32	2,529,737	2.53%	-0.79%	to	-0.79%
2017	0.25%	115,450	21.49	2,481,444	2.09%	4.66%	to	4.66%

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2017	0.25%	10,452	32.38	338,406	0.88%	5.11%	to	5.11%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2021	0.25%	47,542	47.42	2,254,301	1.39%	24.90%	to	24.90%
2020	0.25%	40,558	37.96	1,539,705	2.00%	0.70%	to	0.70%
2019	0.25%	48,110	37.70	1,813,621	2.09%	25.73%	to	25.73%
2018	0.25%	49,847	29.98	1,494,570	1.93%	-9.92%	to	-9.92%
2017	0.25%	50,952	33.28	1,695,924	1.53%	15.44%	to	15.44%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.